Staff costs	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
The Barclays Bank Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.
Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.
Performance costs – recognised to the extent that the Barclays Bank Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Bank Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Barclays Bank Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits, are included in Note 30 and Note 31 respectively.

	2022	2021	2020
	£m	£m	£m
Performance costs	1,398	1,308	1,145
Salaries[a]	2,637	2,245	2,285
Social security costs	352	297	295
Post-retirement benefits[b]	188	181	176
Other compensation costs	205	172	208
Total compensation costs	4,780	4,203	4,109

Other resourcing costs
Outsourcing	259	136	142
Redundancy and restructuring	45	49	47
Temporary staff costs	25	17	14
Other	83	51	53
Total other resourcing costs	412	253	256

Total staff costs	5,192	4,456	4,365
Notes
a£197m (2021: £152m; 2020: £156m) of compensation was capitalised as internally generated software.
bPost-retirement benefits charge includes £140m (2021: £121m; 2020: £127m) in respect of defined contribution schemes and £48m (2021: £60m; 2020: £49m) in respect of defined benefit schemes.